RETIREMENT SAVINGS PLANS	12 Months Ended
Dec. 31, 2021
RETIREMENT SAVINGS PLANS
RETIREMENT SAVINGS PLANS

NOTE 9 - RETIREMENT SAVINGS PLANS

Our two employees, Messrs. Geraci and Polinsky, are eligible to participate in a qualified defined contribution 401(k) plan whereby they may elect to have a specified portion of their salary contributed to the plan. We will make a safe harbor match equal to 100% of their elective deferrals up to 5% of eligible earnings in addition to our option to make discretionary contributions to the plan. We made contributions totaling $11,250 and $10,550 to the plans for the years ended 2021 and 2020, respectively.